Summary of amounts recorded for TAS in balance sheet (Detail) (Thai Aviation Services, USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Receivables, net of allowances
Variable Interest Entity [Line Items]
Carrying amounts	$ 2,543	$ 2,408	$ 2,107
Maximum exposure to loss	2,543	2,408	2,107
Equity Method Investments
Variable Interest Entity [Line Items]
Carrying amounts	16,229	15,548	14,250
Maximum exposure to loss	$ 16,229	$ 15,548	$ 14,250